INTEREST REVENUE AND EXPENSE	12 Months Ended
Dec. 31, 2014
Interest Revenue (Expense), Net [Abstract]
INTEREST REVENUE AND EXPENSE
INTEREST REVENUE AND EXPENSE
For the years ended December 31, 2014, 2013 and 2012 Interest revenue and Interest expense consisted of the following:

In millions of dollars	2014	2013	2012
Interest revenue
Loan interest, including fees	$44,776	$45,580	$47,712
Deposits with banks	959	1,026	1,261
Federal funds sold and securities borrowed or purchased under agreements to resell	2,366	2,566	3,418
Investments, including dividends	7,195	6,919	7,525
Trading account assets(1)	5,880	6,277	6,802
Other interest	507	602	580
Total interest revenue	$61,683	$62,970	$67,298
Interest expense
Deposits(2)	$5,692	$6,236	$7,690
Federal funds purchased and securities loaned or sold under agreements to repurchase	1,895	2,339	2,817
Trading account liabilities(1)	168	169	190
Short-term borrowings	580	597	727
Long-term debt	5,355	6,836	9,188
Total interest expense	$13,690	$16,177	$20,612
Net interest revenue	$47,993	$46,793	$46,686
Provision for loan losses	6,828	7,604	10,458
Net interest revenue after provision for loan losses	$41,165	$39,189	$36,228

(1)	Interest expense on Trading account liabilities of ICG is reported as a reduction of interest revenue from Trading account assets.

(2)	Includes deposit insurance fees and charges of $1,038 million, $1,132 million and $1,262 million for 2014, 2013 and 2012, respectively.